Short-Term Debts	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 11.	Short-Term Debts

Short-term debts are bank loans with interest rates per annum that ranged from 0.45% to 0.70%, and cash and cash equivalents in the form of time deposits of totaling $84,200 thousand are pledged as collateral.

As of December 31, 2011, unused credit lines amounted to $119,242 thousand, which expire between February 2012 and September 2012. Among which, $2,000 thousand expired in February 2012.